CAPITAL SECURITIES (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Total capital securities	$ 2,806	$ 3,033
Current	655	649
Non-current	$ 2,151	2,384
Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.50%
Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	6.375%
Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Cumulative dividend rate	5.75%
Operating Partnership | Series 1, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.25%
Total capital securities	$ 593	586
Operating Partnership | Series 2, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.50%
Total capital securities	$ 559	555
Operating Partnership | Series 3, Class A Preferred Equity Units
Disclosure of classes of share capital [line items]
Shares outstanding	24,000,000
Cumulative dividend rate	6.75%
Total capital securities	$ 542	538
BPO
Disclosure of classes of share capital [line items]
Loans receivable, percentage of interest rate	95.00%
BPO | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,600,000
Total capital securities	$ 0	0
BPO | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	3,000,000
Total capital securities	$ 0	0
BPO | Prime Rate | Series 1, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
BPO | Prime Rate | Series 2, Class B Preferred Shares
Disclosure of classes of share capital [line items]
Percent of dividend rate	70.00%
Brookfield Property Split Corp. | Series 1, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	842,534
Cumulative dividend rate	5.25%
Total capital securities	$ 21	21
Brookfield Property Split Corp. | Series 2, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	556,746
Cumulative dividend rate	5.75%
Total capital securities	$ 11	11
Brookfield Property Split Corp. | Series 3, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	789,092
Cumulative dividend rate	5.00%
Total capital securities	$ 16	16
Brookfield Property Split Corp. | Series 4, Senior Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	594,994
Cumulative dividend rate	5.20%
Total capital securities	$ 12	12
BSREP II RH B LLC (“Manufactured Housing”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	0
Cumulative dividend rate	9.00%
Total capital securities	$ 0	249
Rouse Properties L.P. ("Rouse") | Series A Preferred Shares
Disclosure of classes of share capital [line items]
Shares outstanding	5,600,000
Cumulative dividend rate	5.00%
Total capital securities	$ 142	142
BSREP II Vintage Estate Partners LLC (“Vintage Estates”) | Preference shares
Disclosure of classes of share capital [line items]
Shares outstanding	10,000
Cumulative dividend rate	5.00%
Total capital securities	$ 40	40
Capital Securities – Fund Subsidiaries
Disclosure of classes of share capital [line items]
Total capital securities	$ 870	$ 863